Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(3)	Net Income ($ in thousands) (4)
2026	999,312	1,299,191	361,522	448,638	233.28	1,791
2025	573,273	711,064	184,024	228,630	152.06	42
(1)	For the period covered in the table, our PEO was Nicholas Zillges. The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table for the PEO. Refer to “Executive Compensation—Summary Compensation Table.”
(2)	For the fiscal year ending June 30, 2026, our Non-PEO NEOs were Nora Spatz and Michelle Knopf, and for the fiscal year ending June 30, 2025, our Non-PEO NEOs were Joy Selting-Buchberger and Michelle Knopf. The dollar amounts reported represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(3)	Total shareholder return value represents Marathon Bancorp, Inc.’s TSR based on an initial $100 investment on June 30, 2024.
(4)	Net income is calculated in accordance with GAAP and reflects the amounts reported in Marathon Bancorp, Inc.’s Annual Report on Form 10-K for the applicable year.
(5)	The following table sets forth the adjustments made during each year represented in the table above to determine Compensation Actually Paid to our PEO and average Compensation Actually Paid to our Non-PEO NEOs:

Year	Executive (s)	Summary Compensation Table Total ($)	Minus Equity Awards from Summary Compensation Table ($)	Plus Year- End Value of Unvested Awards Granted During the Year ($)	Change in Value of Outstanding and Unvested Awards Granted in Prior Years ($)	Change in Value of Prior Years’ Awards Vested During Year ($)	Compensation Actually Paid ($)
2026	PEO	999,312	488,546	525,039	61,705	201,681	1,299,191
2026	Non-PEO NEOs	361,522	146,633	156,961	21,612	55,176	448,638
2025	PEO	573,273	—	—	54,796	82,995	711,064
2025	Non-PEO NEOs	184,024	—	—	18,865	25,741	228,630

Named Executive Officers, Footnote	(1)For the period covered in the table, our PEO was Nicholas Zillges. The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table for the PEO. Refer to “Executive Compensation—Summary Compensation Table.”(2)For the fiscal year ending June 30, 2026, our Non-PEO NEOs were Nora Spatz and Michelle Knopf, and for the fiscal year ending June 30, 2025, our Non-PEO NEOs were Joy Selting-Buchberger and Michelle Knopf. The dollar amounts reported represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.
PEO Total Compensation Amount	$ 999,312	$ 573,273
PEO Actually Paid Compensation Amount	$ 1,299,191	711,064
Adjustment To PEO Compensation, Footnote	(5)The following table sets forth the adjustments made during each year represented in the table above to determine Compensation Actually Paid to our PEO and average Compensation Actually Paid to our Non-PEO NEOs:
Year	Executive (s)	Summary Compensation Table Total ($)	Minus Equity Awards from Summary Compensation Table ($)	Plus Year- End Value of Unvested Awards Granted During the Year ($)	Change in Value of Outstanding and Unvested Awards Granted in Prior Years ($)	Change in Value of Prior Years’ Awards Vested During Year ($)	Compensation Actually Paid ($)
2026	PEO	999,312	488,546	525,039	61,705	201,681	1,299,191
2026	Non-PEO NEOs	361,522	146,633	156,961	21,612	55,176	448,638
2025	PEO	573,273	—	—	54,796	82,995	711,064
2025	Non-PEO NEOs	184,024	—	—	18,865	25,741	228,630

Non-PEO NEO Average Total Compensation Amount	$ 361,522	184,024
Non-PEO NEO Average Compensation Actually Paid Amount	$ 448,638	228,630
Adjustment to Non-PEO NEO Compensation Footnote	(5)The following table sets forth the adjustments made during each year represented in the table above to determine Compensation Actually Paid to our PEO and average Compensation Actually Paid to our Non-PEO NEOs:
Year	Executive (s)	Summary Compensation Table Total ($)	Minus Equity Awards from Summary Compensation Table ($)	Plus Year- End Value of Unvested Awards Granted During the Year ($)	Change in Value of Outstanding and Unvested Awards Granted in Prior Years ($)	Change in Value of Prior Years’ Awards Vested During Year ($)	Compensation Actually Paid ($)
2026	PEO	999,312	488,546	525,039	61,705	201,681	1,299,191
2026	Non-PEO NEOs	361,522	146,633	156,961	21,612	55,176	448,638
2025	PEO	573,273	—	—	54,796	82,995	711,064
2025	Non-PEO NEOs	184,024	—	—	18,865	25,741	228,630

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to our Non-PEO NEOs and Marathon Bancorp, Inc.’s Cumulative Total TSR. From June 30, 2025 to June 30, 2026, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 83% and 96%, respectively, compared to a 53% increase in our TSR over the same time period.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to our Non-PEO NEOs and Marathon Bancorp, Inc.’s Net Income. From June 30, 2025 to June 30, 2026, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 83% and 96%, respectively, compared to a 4,164% increase in our net income over the same time period.

Total Shareholder Return Amount	$ 233.28	152.06
Net Income (Loss)	$ 1,791,000	42,000
PEO Name	Nicholas Zillges
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (488,546)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	525,039
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,705	54,796
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,681	82,995
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,633)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,961
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,612	18,865
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 55,176	$ 25,741